SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details) - $ / shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Share Capital And Sharebased Payments Details Abstract
Number of Warrants, Begining balance	3,484,500	7,649,500
Number of Warrants, Exercised	(3,469,500)	(3,965,000)
Number of Warrants, Expired	(15,000)	(200,000)
Number of Warrants, Ending balance		3,484,500
Weighted Average Exercise Price, Begining balance	$ 0.15	$ 0.12
Weighted Average Exercise Price, Exercised	0.15	0.10
Weighted Average Exercise Price, Expired	0.15	0.10
Weighted Average Exercise Price, Ending balance		$ 0.15